Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Basis of Presentation
Reconciliation of cash, cash equivalents and restricted cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported in the consolidated balance sheets to the same total reported in the consolidated statements of cash flows (in thousands):

	December 31,	December 31,
	2021	2020
Cash and cash equivalents	$22,765	$2,957
Restricted cash	50	50
Total cash, cash equivalents, and restricted cash in the consolidated statement of cash flows	$22,815	$3,007

Schedule of anti-dilutive securities

	September 30,
	2022	2021
Stock options	22,820	11,847
Unvested restricted stock units	5,770	36,141
Convertible preferred stock	10	10
Warrants	139,047	135,547

	December 31,
	2021	2020
Stock options	17,701	1
Unvested restricted stock units	34,227	—
Convertible preferred stock	10	1,288
Warrants	139,047	269,669